Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of December 31, 2015 and 2016, inventories consisted of the following:

	December 31,
	2015	2016
	(in thousands)

Finished goods	$58,337	54,357
Work in process	60,632	57,076
Raw materials	52,337	38,273
Supplies	68	42
	$171,374	149,748